CONVERTIBLE LOAN	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Convertible Loan
CONVERTIBLE LOAN

NOTE 12: CONVERTIBLE LOAN

On March 4, 2022, the Company entered into a secured convertible promissory note agreement (the “Note”) with third parties in the amount of $10,000 thousand, with a commitment of up to $20,000 thousand. All unpaid principal, fees, and accrued interest is due and payable in full one year from the loan funding date of March 8, 2022. Interest is accrued at a payment in kind annual rate of 8.0%. The loan is secured by all tangible assets, intangible assets, and capital stock. Each holder has the right to convert the outstanding unpaid principal including accrued interest into ordinary shares at the conversion price of $10.00 per share. The debt holders have the option to convert any amount of the then-outstanding unpaid principal and accrued interest (the “Conversion Amount”), into the number of fully paid and non-assessable ordinary shares of the Issuer’s successor and assign arising pursuant to the Transaction (the “Conversion Shares”) determined by dividing the Conversion Amount by the Conversion Price ($10.00) then in effect. In addition, the agreement also calls for any adjustments to the conversion in the event of a stock split, dividend or distribution is declared.

As previously mentioned, the Company adopted ASU 2020-06 and concluded that the Note was accounted for as debt, with no bifurcation of the embedded conversion feature. The effective interest rate for the Note is 8.0% per annum and the interest expense incurred during the three and six months ended June 30, 2022 amounted to $202 thousand and $253 thousand which is included within the convertible loan balance on the accompanying unaudited condensed consolidated balance sheet at June 30, 2022.

NOTE 11: CONVERTIBLE LOAN

For the year ended December 31, 2019, the Company obtained a loan in the amount of $3,000 thousand which included a mandatory conversion feature upon a qualifying equity raise by the Company. The conversion feature specified a conversion rate for the balance of the loan into common shares of the Company’s stock less a specified discount. In the year ended December 31, 2020, the Company had a qualifying equity raise, which triggered a conversion of the loan into 567 thousand shares of the Company’s common stock. There was no convertible loan at December 31, 2021 or 2020.